UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.) :      [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           GuideStone Capital Management
Address:        2401 Cedar Springs Rd
                Dallas, TX 75201

Form 13F File Number:  28-10998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Rodric E. Cummins
Title:          Senior Vice President
Phone:          214.720.4752

Signature, Place, and Date of Signing:


/s/ Rodric E. Cummins                 Dallas, TX                6-5-09
-----------------------------  -----------------------       ------------
    [Signature]                     [City, State]               [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


FORM 13F
FILE NUMBER       NAME
28-03570          AXA (on behalf of Alliance Capital Management, L.P.)
28-05508          Aronson + Johnson + Ortiz, LP
28-1006           Barrow, Hanley, Mewhinney & Strauss, Inc.
28-12019          BlackRock, Inc. (on behalf of BlackRock Financial Management)
28-12019          BlackRock, Inc. (on behalf of BlackRock Institutional)
28-00096          Capital Guardian Trust Company
28-3706           Equinox Capital Management
28-10956          Genesis Asset Managers, LLP
28-04981          Goldman Sachs Group, Inc. (on behalf of Goldman Sachs Asset
                  Management L.P.)
28-398            Loomis, Sayles & Company, L.P.
28-413            Lord, Abbett & Co LLC
28-06419          Lotsoff Capital Management
28-06748          Marsico Capital Management, LLC
28-11450          Mondrian Investment Partners LTD
28-290            Northern Trust Corporation (on behalf of Northern Trust
                  Investments, N.A.)
28-2701           Allianz Global Investors of America L.P. (on behalf of PIMCO)
28-04643          Payden & Rygel
28-10372          Philadelphia International Advisors, LP
28-00969          Provident Investment Counsel
28-00223          RCM Capital Management LLC
28-04760          RREEF America LLC
28-05734          Sands Capital Management, LLC
28-00399          State Street Corporation (on behalf of SSgA Funds Management,
                  Inc.)
28-11092          TimesSquare Capital Management, LLC
28-02494          The TCW Group, Inc. (on behalf of TCW Investment Management
                  Company)
28-00409          Mellon Financial Corporation (on behalf of Walter Scott &
                  Partners Limited)
28-1700           Legg Mason, Inc. (on behalf of Western Asset Management Co.)
28-1700           Legg Mason, Inc. (on behalf of Western Asset Limited)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     2

Form 13F Information Table Value Total:     22,477
                                           --------
                                          (thousands)

List of Other Included Managers:            NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



















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


                                                      Form 13F Information Table

----------------------------------------------------------------------------------------------------------------------------------
 Column 1         Column 2       Column 3     Column 4        Column 5      Column 6       Column 7              Column 8
----------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER       CLASS         CUSIP       VALUE           SH/PRN       INVESTMENT      OTHER            VOTING AUTHORITY
                                              (x$1000)          AMOUNT      DISCRETION     MANAGERS          SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR      RUSL 2000       464287655        186         2,450 SH        SOLE             0              2,450
----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR      US TIPS BD FD   464287176     22,291       210,693 SH        SOLE             0              210,693
----------------------------------------------------------------------------------------------------------------------------------